SIGNIFICANT ACCOUNTING POLICIES (Cumulative Statement of Cash Flows Adjustments - Adoption of ASC No. 606 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 47,072	$ 16,015	$ 28,124
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(7,056)	5,856	(1,130)
Increase in trade receivables	(3,116)	(11,631)	(12,920)
Decrease (increase) in prepaid expenses and other current and long-term assets	(11,893)	(3,638)	(1,587)
Increase (decrease) in accrued expenses and other current and long-term liabilities	2,114	3,903	(559)
Increase in short-term and long-term deferred revenues	47,818	31,729	19,117
Net cash provided by operating activities	130,125	$ 80,737	$ 56,310
Under ASC No. 605 [Member]
Cash flows from operating activities:
Net income	33,803
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(9,066)
Increase in trade receivables	(2,736)
Decrease (increase) in prepaid expenses and other current and long-term assets	2,775
Increase (decrease) in accrued expenses and other current and long-term liabilities	(1,191)
Increase in short-term and long-term deferred revenues	51,354
Net cash provided by operating activities	130,125
Adjustments [Member] | Accounting Standards Update 606 [Member]
Cash flows from operating activities:
Net income	(13,269)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(2,010)
Increase in trade receivables	380
Decrease (increase) in prepaid expenses and other current and long-term assets	14,668
Increase (decrease) in accrued expenses and other current and long-term liabilities	(3,305)
Increase in short-term and long-term deferred revenues	3,536
Net cash provided by operating activities